Nov. 29, 2018
Global X Funds | Global X China Consumer ETF | Global X China Consumer ETF
GLOBAL X FUNDS
Global X China Consumer ETF (the “Fund”)

Supplement dated November 29, 2018 to the Summary Prospectus,
Statutory Prospectus and Statement of Additional Information (“SAI”)
for the Fund, dated March 1, 2018 as supplemented.

The information in this Supplement updates information in, and should be read in conjunction with the Summary Prospectus, Statutory Prospectus and SAI for the Fund.

Effective December 5, 2018, the Global X China Consumer ETF will be renamed the Global X MSCI China Consumer Discretionary ETF. As such, all references to the Fund are changed to Global X MSCI China Consumer Discretionary ETF effective December 5, 2018.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE